Investment in Associates - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Disclosure of associates [line items]
Carrying amount		$ 3,863,741	$ 3,433,332		$ 126,225
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Country of incorporation and business			Kaohsiung, Taiwan
Measurement method			Equity method
Carrying amount		$ 406,792	$ 373,276		13,290
Ownership	19.10%	19.10%	19.10%	21.22%
Unimos Shanghai [member]
Disclosure of associates [line items]
Country of incorporation and business			Shanghai, People's Republic of China
Measurement method			Equity method
Carrying amount		$ 3,456,949	$ 3,060,056		$ 112,935
Ownership		45.02%	45.02%